Financial Risk Management Objectives and Policies - Schedule of Credit Risk Exposure by Risk Rating Grades for Trade Receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 156,450	€ 107,381
Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables	€ (3,574)	€ (1,924)
Current (Not Past Due)
Disclosure of provision matrix [line items]
Expected Credit Loss Rate	0.00%	0.00%
Current (Not Past Due) | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 121,375	€ 88,436
1-30 Days Past Due
Disclosure of provision matrix [line items]
Expected Credit Loss Rate	0.00%	0.00%
1-30 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 22,677	€ 16,315
31-60 Days Past Due
Disclosure of provision matrix [line items]
Expected Credit Loss Rate	1.60%	0.00%
31-60 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 8,966	€ 673
31-60 Days Past Due | Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables	€ (142)
61-90 Days Past Due
Disclosure of provision matrix [line items]
Expected Credit Loss Rate	100.00%	94.10%
61-90 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 1,545	€ 555
61-90 Days Past Due | Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables	€ (1,545)	€ (522)
More Than 90 Days Past Due
Disclosure of provision matrix [line items]
Expected Credit Loss Rate	100.00%	100.00%
More Than 90 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 1,887	€ 1,402
More Than 90 Days Past Due | Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables	€ (1,887)	€ (1,402)